Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of the Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	Below is a summary of the assets and liabilities that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s consolidated balance sheets:
	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	2,915	9,484	-	12,399
Corporate bonds	240,716	512,475	-	753,191
Total	243,631	521,959	-	765,590

Equity securities	26,208	-	-	26,208
Other Investments	-	11,060	-	11,060
Fair value option:
Equity-method investments measured at fair value	-	-	3,522	3,522
	269,839	533,019	3,522	806,380
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	17,290	17,290

	December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	1,235	6,787	-	8,022
Corporate bonds	99,731	381,328	-	481,059
Total	100,966	388,115	-	489,081

Equity securities	24,046	-	7,364	31,410
Other Investments	-	12,237	-	12,237
Fair Value option:
Equity-method investments measured at fair value	-	-	4,907	4,907
	125,012	400,352	12,271	537,635
Liabilities measured at fair value:
Derivative financial liabilities (Warrants and Earnout Shares)	-	10,005	13,800	23,805

Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis	Below is a summary of quantitative information regarding the significant unobservable inputs (Level 3) used in determining the fair value of assets and liabilities measured at fair value on a recurring basis:
As at December 31, 2023	Fair Value (Level 3) USD’000	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equity-method investments measured at fair value	3,522	Adjusted net asset value (“NAV”) approach	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	17,290	Monte Carlo Simulation approach	Volatility of IGI’s share price	20%	30%	25%

As at December 31, 2022	Fair Value (Level 3) USD’000	Valuation Technique	Unobservable Inputs	Low	High	Weighted Average or Actual
Equities	6,990	Multiples based valuation approach	Enterprise value to earnings before interest, tax, depreciation and amortization	7.9	8.7	8.3
			Price to earnings	10.3	11.4	10.9
			Price to book value of shares	1.1	1.2	1.1
	374	Multiples based valuation approach	Enterprise value to sale multiple	1.1	1.7	1.4
Equity-method investments measured at fair value	4,907	“Adjusted net asset value (“NAV”) approach”	Sale price (per square meter) of the underlying properties owned by the investees	N/A	N/A	N/A
Derivative financial liabilities	13,800	Monte Carlo Simulation approach	Volatility of IGI’s share price	25%	30%	27.5%

Schedule of Financial Assets and Liabilities Measured At Fair Value on a Recurring Basis	The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2023 and 2022:
	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)
	USD ’000	USD ’000	USD ’000
Year Ended December 31, 2023
Balance at beginning of year	7,364	4,907	(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	-	3,522	(17,290)
Year Ended December 31, 2022
Balance at beginning of year	7,046	4,633	(15,470)
Change in fair value included in earnings	318	274	1,670
Balance at end of year	7,364	4,907	(13,800)